As filed with the Securities and Exchange Commission on November 1, 2018.

Registration No. 333-226032
U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
[ ] Pre-Effective Amendment No. ___
[ XX ] Post-Effective Amendment No. 1
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(Exact name of Registrant as specified in charter)
711 High Street, Des Moines, Iowa 50392
(Address of Registrant's Principal Executive Offices)
515-235-9328
(Registrant's Telephone Number, Including Area Code)
Adam U. Shaikh
Assistant Counsel, Principal Variable Contracts Funds, Inc.
The Principal Financial Group
Des Moines, Iowa 50392
(Name and Address of Agent for Service)
It is proposed that this Registration Statement will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.
Title of Securities Being Registered: Class 1 and Class 2 Shares, par value $.01 per share.
No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.
This Post-Effective Amendment is being filed solely for the purpose of filing the final tax opinions as Exhibits 12(a) and 12(b) to this Registration Statement on Form N-14. No other part of the Registration Statement is amended or superseded hereby.

PART C

OTHER INFORMATION

Item 15.    Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:
(i)    The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and
1.    Was committed in bad faith; or
2.    Was the result of active and deliberate dishonesty; or
(ii)    The corporate representative actually received an improper personal benefit in money, property, or services; or
(iii)    In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.
If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of the Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of the Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.
The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Each director has entered into an indemnification agreement with the Fund. In addition, the interested directors each have available indemnifications from Principal Financial Group, Inc., the parent company of his/her employer, the Fund’s sponsor.

Item 16.    Exhibits.
Unless otherwise stated, all filing references are to File No. 002-35570

(1)	(a)	Amendment and Restatement of the Articles of Incorporation dated 08/09/2012 – Filed as Ex-99(a)(1) on 02/14/2013 (Accession No. 0001144204-13-008876)
	(b)	Articles Supplementary dated 02/06/2013 - Filed as Ex-99(a)(2) on 04/18/2013 (Accession No. 0000012601-13-000026)
	(c)	Articles of Amendment effective 05/01/2013 - Filed as Ex-99(a)(3) on 08/16/2013 (Accession No. 0000012601-13-000132)
	(d)	Articles Supplementary dated 09/04/2013 - Filed as Ex-99(a)(4) on 10/31/2013 (Accession No. 0000012601-13-000180)
	(e)	Articles Supplementary dated 11/07/2014 - Filed as Ex-99(a)(5) on 11/12/2014 (Accession No. 0000012601-14-000231)
	(f)	Articles Supplementary dated 12/30/2014 - Filed as Ex-99(a)(6) on 2/12/2015 (Accession No. 0000012601-15-000022)
	(g)	Articles Supplementary dated 03/16/2015 - Filed as Ex-99(a)(7) on 4/28/2015 (Accession No. 0000012601-15-000090)
	(h)	Articles of Amendment effective 05/01/2016 - Filed as Ex-99(a)(8) on 12/14/2016 (Accession No. 0000012601-16-000514)
	(i)	Articles Supplementary dated 11/22/2016 - Filed as Ex-99(a)(9) on 12/14/2016 (Accession No. 0000012601-16-000514)
	(j)	Articles Supplementary dated 01/05/2017 - Filed as Ex-99(a)(10) on 02/23/2017 (Accession No. 0000012601-17-000020)
	(k)	Articles Supplementary dated 02/20/2017 - Filed as Ex-99(a)(11) on 04/26/2017 (Accession No. 0000012601-17-000115)
	(l)	Articles Supplementary dated 09/28/2017 - Filed as Ex-99(a)(12) on 03/01/2018 (Accession No. 0000012601-18-000015)
(2)	By-laws effective 12/14/2015 - Filed as Ex-99(b) on 02/23/2016 (Accession No. 0000012601-16-000309)
(3)	N/A
(4)	Form of Plan of Reorganization (filed herewith as Appendix A to the Proxy Statement/Prospectus)
(5)	Included in Exhibits 1 and 2 hereto.
(6)	Amended and Restated Management Agreement dated 03/30/2017 - Filed as Ex-99(d)(2) on 04/26/2017 (Accession No. 0000012601-17-000115)
(7)	Distribution Agreement dated 12/14/2009 – Filed as Ex-99(e)(3) on 03/02/2011 (Accession No. 0000898745-11-000061)
(8)	N/A
(9)	(a)	Custody Agreement between The Bank of New York Mellon and Principal Variable Contracts Funds, Inc. dated 11/11/2011 – Filed as Ex-99(g) on 02/14/2013 (Accession No. 0001144204-13-008876)
(b)
Amendment to Custody Agreement between the Bank of New York Mellon and Principal Variable Contracts Funds, Inc. dated 03/23/2017 - Filed as Ex-99(g)(2) on 03/01/2018 (Accession No. 0000012601-18-000015)

(10)	Rule 12b-1 Plan
	(a)	Amended Distribution Plan and Agreement – Class 2 Shares dated 7/28/2015 - Filed as Ex-99(m)(1)a on 02/23/2016 (Accession No. 0000012601-16-000309)
	(b)	Amended Distribution Plan and Agreement – Class 2 Shares dated 03/30/2017 - Filed as Ex-99(m)(2) on 04/26/2017 (Accession No. 0000012601-17-000115)
(11)	Opinion and Consent of counsel, regarding legality of issuance of shares and other matters - Filed as Ex-99(11) on 07/02/2018 (Accession No. 0000012601-18-000158)
(12)	(a)	Opinion of Jared A. Yepsen, Assistant Tax Counsel to Acquired Fund (PVC - LargeCap Value Account), on tax matters*
	(b)	Opinion of Randy Bergstrom, Assistant Tax Counsel to Acquiring Fund (PVC - Equity Income Account), on tax matters*
(13)	N/A
(14)	Consent of Independent Registered Public Accountants
	(a)	Consent of Ernst & Young LLP - Filed as Ex-99(14)(a) on 07/02/2018 (Accession No. 0000012601-18-000158)
(15)	N/A

(16)	Powers of Attorney - Filed as Ex-99(16)(a) on 07/02/2018 (Accession No. 0000012601-18-000158)
(17)	(a)	(1)
The Prospectus for Class 1 and Class 2, dated May 1, 2018, included in Post-Effective Amendment No. 114 to the registration statement on Form N-1A (File No. 002-35570) filed on April 25, 2018 (Accession No. 0000012601-18-000087)

		(2)	Supplement to the Class 1 and Class 2 shares Prospectus dated and filed June 18, 2018
(b)
Statement of Additional Information dated May 1, 2018, dated May 1, 2018, included in Post-Effective Amendment No. 114 to the registration statement on Form N-1A (File No. 002-35570) filed on April 25, 2018 (Accession No. 0000012601-18-000087)

	(c)	Annual Report of Principal Variable Contracts Funds, Inc. for the fiscal year ended December 31, 2017 filed on Form N-CSR on February 27, 2018 (Accession No. 0000012601-18-000010)

*	Filed herein.

**	To be filed by amendment.

Item 17.    Undertakings
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include an opinion of counsel regarding the tax consequences of the proposed reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 1st day of November, 2018.

Principal Variable Contracts Funds, Inc. (Registrant) /s/ M. J. Beer _____________________________________ M. J. Beer Director, President and Chief Executive Officer

Attest: /s/ B. C. Wilson ______________________________________ Beth C. Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ M. J. Beer __________________________ M. J. Beer	Director, President and Chief Executive Officer (Principal Executive Officer)	November 1, 2018

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	November 1, 2018

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	November 1, 2018

(E. Ballantine)* __________________________ E. Ballantine	Director	November 1, 2018

(L. T. Barnes)* __________________________ L. T. Barnes	Director	November 1, 2018

(C. Damos)* __________________________ C. Damos	Director	November 1, 2018

(N. M. Everett)* __________________________ N. M. Everett	Chair	November 1, 2018

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	November 1, 2018

(P. G. Halter)* __________________________ P. G. Halter	Director	November 1, 2018

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	November 1, 2018

(T. Huang)* __________________________ T. Huang	Director	November 1, 2018

(K. McMillan)* __________________________ K. McMillan	Director	November 1, 2018

(E. A. Nickels)* __________________________ E. A. Nickels	Director	November 1, 2018

(M. M. VanDeWeghe)* __________________________ M. M. VanDeWeghe	Director	November 1, 2018

* Pursuant to Power of Attorney Previously Filed as Ex-99(j)(3) on 12/16/2014 (Accession No. 0000012601-14-000271), filed for E. A. Nickels as Ex-99(j)(3) on 02/23/2016 (Accession No. 0000012601-16-000309); filed for P. G. Halter as Ex-99(j)(3) on 03/01/2018 (Accession No. 0000012601-18-000015); and filed for M. M VanDeWeghe as Ex-99(j)(3) on 04/25/2018 (Accession No. 000012601-18-000087).

EXHIBIT INDEX

Exhibit No.	Description
12(a)	Opinion of Jared A. Yepsen, Assistant Tax Counsel to Acquired Fund (PFI - LargeCap Value Account), on tax matters

12(b)	Opinion of Randy Bergstrom, Assistant Tax Counsel to Acquiring Fund (PFI - Equity Income Account), on tax matters